Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets [Abstract]
Summary of Intangible Assets
Intangible assets as of December 31, 2020 and 2019, are summarized as follows:

	2020
	Net balances at beginning of year	Additions		Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$15,956	$10,508	(b)	$-	$742	$25,722	3 y 5
Trademark (a)	125,528	-			-	125,528	Indefinite
	$141,484	$10,508		$-	$742	$151,250

	2019
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$909	$19,048	$-	$4,001	$15,956	3 y 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$126,437	$19,048	$-	$4,001	$141,484

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).

(b)	Corresponds mainly to the SAP Hana system upgrade project.